Note 4 - Loans and Related Allowance for Loan Losses (Details) - Past Due Financing Receivables (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	$ 465,164	$ 426,466
Loans, 30-59 days past due	2,471	4,316
Loans, 60-89 days past due	434	1,598
Loans, 90+ days past due	2,515	3,345
Loans, total past due	5,420	9,259
Loans, total	470,584	435,725
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	60,296	53,440
Loans, 30-59 days past due	349	529
Loans, 60-89 days past due	68	359
Loans, 90+ days past due	31	170
Loans, total past due	448	1,058
Loans, total	60,744	54,498
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	30,296	24,945
Loans, 30-59 days past due		17
Loans, 60-89 days past due		639
Loans, total past due		656
Loans, total	30,296	25,601
Residential Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	223,209	203,747
Loans, 30-59 days past due	2,065	3,082
Loans, 60-89 days past due	363	481
Loans, 90+ days past due	1,915	3,000
Loans, total past due	4,343	6,563
Loans, total	227,552	210,310
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	146,816	140,251
Loans, 30-59 days past due	30	645
Loans, 60-89 days past due		100
Loans, 90+ days past due	567	175
Loans, total past due	597	920
Loans, total	147,413	141,171
Consumer Installment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	4,547	4,083
Loans, 30-59 days past due	27	43
Loans, 60-89 days past due	3	19
Loans, 90+ days past due	2
Loans, total past due	32	62
Loans, total	$ 4,579	$ 4,145